LEASES - Narrative (Details) ¥ in Millions	6 Months Ended
	Jun. 30, 2023 CNY (¥) contract	Jun. 30, 2022 CNY (¥)
LEASES
Sublease income	¥ 65	¥ 65
Negative lease expense recognized under the relief using variable lease expense approach	¥ 67	¥ 75
Number of lease contracts | contract	21
Non-cancellable lease contracts not reflected in consolidate balance sheets	¥ 6,771